Changes in Level 3 Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning of year	$ 638,357	$ 536,541
Actual return on assets	30,205	35,316
Foreign currency translation	(42,050)	62,193
Fair value of plan assets, end of year	646,812	638,357
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, beginning of year	27,788	21,282
Actual return on assets	3,037	2,143
Purchases, sales and settlements, net	3,054	4,419
Foreign currency translation	(2,165)	(56)
Fair value of plan assets, end of year	$ 31,714	$ 27,788